TAXATION (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

Reconciliation between the statutory rate and the effective tax rate is as follows for the six months ended June 30, 2025 and 2024.

	2025	2024
PRC statutory tax rate	25%	25%
Foreign loss not recognized in PRC	(20)%	(12)%
Permanent difference and others	(5)%	-
Change in valuation allowance	(0)%	(65)%
Effective tax rate	(0)%	(52)%

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were as follows:

	June 30, 2025	December 31, 2024

Tax effect of net operating losses carried forward	296,587	45,327
Valuation allowance	(296,587)	(45,327)
Deferred tax assets, net	$-	$-